COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES (Details) (Bank, Commitment to extend credit, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank | Commitment to extend credit
Commitments
Commitments to extend credit including lines of credit	$ 53.3	$ 40.3